UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-881-5120

Signature,			Place,				and Date of Signing
John M. Day			Raleigh, North Carolina		August 14, 2007

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total: $238,629

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

Cabelas Inc                         COM   126804301   $1,992    90,000 SH      SOLE                      90,000       0     0
Checkfree Corp                      COM   162813109  $12,085   300,625 SH      SOLE                     300,000       0   625
CVS Corp                            COM   126650100  $38,383 1,053,043 SH      SOLE                   1,053,043       0     0
Diamond Foods Inc                   COM   252603105   $7,472   425,748 SH      SOLE                     424,733       0 1,015
Equifax Inc                         COM   294429105  $17,931   403,671 SH      SOLE                     402,700       0   971
Mortons Restaurant Grp In           COM   619430101  $14,760   815,030 SH      SOLE                     813,240       0 1,790
O'Charleys Inc                      COM   670823103     $504    25,000 SH      SOLE                      25,000       0     0
Ruths Chris Steak Hse Inc           COM   783332109  $25,803 1,518,731 SH      SOLE                   1,515,200       0 3,531
Select Comfort Corp                 COM  81616X103   $20,093 1,238,757 SH      SOLE                   1,235,925       0 2,832
Staples Inc                         COM   855030102  $24,261 1,022,356 SH      SOLE                   1,020,126       0 2,230
Sysco Corp                          COM   871829107  $15,099   457,668 SH      SOLE                     457,523       0   145
Tempur-Pedic Internationa           COM  88023U101   $40,003 1,544,517 SH      SOLE                   1,541,000       0 3,517
Wachovia Corp                       COM   929903902  $20,244   395,000 SH      SOLE                     395,000       0     0
